COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:
Year ending

2015	$4,010,632
2016	2,167,849
2017	86,669
2018	46,096

Future Minimum Purchase Obligations Payments Under Non-Cancelable Purchase Agreements

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2015	$833,187
2016	78,252
2017	27,849
2018	3,785
2019 and thereafter	-